Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Software development
Opening balance	$ 73	$ 92
Additions	43
Depreciation	(21)	(19)
Closing balance	$ 95	$ 73